Label	Element	Value
(Natixis Seeyond International Minimum Volatility ETF)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation with less volatility than typically experienced by international equity markets.
Expense [Heading]	rr_ExpenseHeading	 Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses   (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not shares are redeemed), and also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units ("Creation Units"), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 135% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Strategy [Heading]	rr_StrategyHeading	 Investments, Risks and Performance   Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests primarily in non-U.S. equity securities, which may include common stocks, preferred stocks, and real estate investment trusts ("REITs"). The Fund may invest in companies of any size and typically invests in a number of different countries throughout the world. The Fund may invest in the stocks of non-U.S. issuers directly or indirectly through depositary receipts (receipts issued by a financial institution that represent ownership interests in securities). The portfolio may also be exposed to currencies other than the U.S. dollar. The Fund is an actively managed exchange-traded fund ("ETF") that does not seek to replicate the performance of a specific index.
When building and managing the Fund's portfolio, the Adviser employs both quantitative and qualitative factors in an effort to identify securities that demonstrate lower volatility and, in combination with other securities in the portfolio, reduce the Fund's overall volatility relative to the developed international equity market. In assessing the following three quantitative factors, the Adviser considers both long- and short-term time horizons that it believes will enable the Fund to reduce overall volatility:
  The volatility of each individual equity security;
  The correlation of each individual equity security to all other equity securities in the Fund's investment universe of international developed equities; and
  The weight of each equity security within the portfolio.
Through a qualitative assessment, the Adviser reviews a range of factors, including company-specific risks, as well as overall portfolio construction and implementation considerations. The investment team actively monitors price action, company statements and current events that can affect the price of a company's stock. Company-specific risks include, but are not limited to, corporate actions, mergers or acquisitions. Reviewing overall portfolio construction involves monitoring risks such as volatility, liquidity, or substantial exposure to a specific risk factor, with the view to understanding how the entire portfolio is constructed and invested. Implementation considerations include, but are not limited to, decisions related to rebalancing and repositioning the portfolio. Taken together, the quantitative and qualitative process seeks to generate returns while lowering overall portfolio volatility.
The Adviser constructs the Fund's portfolio using a three step process:
  The Adviser first conducts a preliminary review of the equity securities within the Fund's investment universe of international developed equities. Developed markets are economies the Adviser believes are generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. This initial filtering is designed to exclude dual listings and to identify stocks that the Adviser believes present insufficient history, liquidity and company-specific risk, such as certain corporate actions, mergers or acquisitions.
  In seeking to minimize the overall volatility of the Fund, the Adviser constructs a portfolio that is systematically guided by proprietary quantitative analysis, which assesses historical volatilities and correlations within the investment universe and then estimates which combination of such stocks has the potential to display the lowest overall portfolio volatility.
  The Adviser then actively manages the portfolio by continuously monitoring for changes in volatility, liquidity and individual risk factors with the goal of avoiding detrimental risk concentration. The Adviser may sell a security when it believes that the security has acquired substantial exposure to a specific risk factor. These include company specific or macro-economic events or risks, such as accounting irregularities, lawsuits, corporate restructurings, geopolitical events, or natural catastrophes.
The Fund may engage in active and frequent trading of securities and currencies. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
Authorized Participant Concentration Risk: Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value ("NAV") and possibly face trading halts and/or delisting.
Currency Risk: Fluctuations in the exchange rates between different currencies may affect the value of the Fund's investments and the price of the Fund's shares. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. The Fund may be subject to currency risk because it may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund does not expect to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.
Cybersecurity Risk: Failures or breaches of the electronic systems of the Fund, the Adviser and the Fund's other service providers, market makers, listing exchange, Authorized Participants or the issuers of securities in which the Fund invests or with which they do business have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders.
Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Foreign securities held by the Fund may trade on foreign exchanges that are closed when the securities exchange on which the Fund shares trade is open, which may result in deviations between the current price of a foreign security and the last quoted price for that security (i.e., the Fund's quote from the closed foreign market). This could result in premiums or discounts to NAV that may be greater than those experienced by other ETFs.
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund's investments.
Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.
Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.
Mid-Capitalization Companies Risk: Compared to large-capitalization companies, mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.
New and Smaller Sized Fund Risk: The Fund is relatively new and has a limited operating history for investors to evaluate and may not be successful in implementing its investment strategies. The Fund may fail to attract sufficient assets to achieve or maintain economies of scale, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, market makers, listing exchange, Authorized Participants or the issuers of securities in which the Fund invests or with which they do business, failed or inadequate processes and technology or systems failures.
Premium/Discount Risk: Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the "NYSE Arca") and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Fund's shares will fluctuate, in some cases materially, in response to changes in the Fund's NAV, the intraday value of the Fund's holdings, and the relative supply and demand for the Fund's shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. These are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
Secondary Market Trading Risk: Investors buying or selling shares of the Fund in the secondary market will pay brokerage commissions or other charges imposed by broker-dealers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.
Trading Issues Risk: Trading in shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met.
Valuation Risk: Valuation risk is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.
Volatility Risk: The Adviser may be unsuccessful in minimizing volatility and there is a risk that the Fund may experience more than minimum volatility, which may affect the Fund's NAV. Securities in the Fund's portfolios may be subject to price volatility and their prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and life-of-fund compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-458-7452.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Bar Chart [Heading]	rr_BarChartHeading	 Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2017, 7.95% Lowest Quarterly Return: Fourth Quarter 2018, -7.99%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and life-of-fund compare to those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-458-7452
(Natixis Seeyond International Minimum Volatility ETF) | MSCI EAFE (Net)
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(13.79%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 25, 2016
(Natixis Seeyond International Minimum Volatility ETF) | Natixis Seeyond International Minimum Volatility ETF
Prospectus:	rr_ProspectusTable
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.02%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.97%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	385
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	737
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,730
Annual Return 2017	rr_AnnualReturn2017	22.17%
Annual Return 2018	rr_AnnualReturn2018	(6.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: Second Quarter 2017, 7.95%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.95%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: Fourth Quarter 2018, -7.99%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.99%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Past 1 Year	rr_AverageAnnualReturnYear01	(6.17%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 25, 2016
(Natixis Seeyond International Minimum Volatility ETF) | Natixis Seeyond International Minimum Volatility ETF | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(7.23%)
Life of Fund	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 25, 2016
(Natixis Seeyond International Minimum Volatility ETF) | Natixis Seeyond International Minimum Volatility ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(2.66%)
Life of Fund	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 25, 2016
(Natixis Loomis Sayles Short Duration Income ETF)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	 Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses   (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not shares are redeemed), and also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units ("Creation Units"), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs (based on estimated Fund expenses) would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	167.00%
Strategy [Heading]	rr_StrategyHeading	 Investments, Risks and Performance   Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities such as bonds, notes and debentures, as well as other investments that Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Subadviser") believes have similar economic characteristics (such as loans). It is anticipated that the Fund's weighted average duration will generally be between one and three years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
The Fund seeks its objective by investing primarily in investment-grade fixed-income securities. Each security is evaluated on the basis of its expected contribution to risk and return of the portfolio relative to the benchmark. "Investment-grade fixed-income securities" are those securities that are rated in one of the top four rating categories at the time of purchase by at least one of the three major rating agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investor Services, Inc. ("Fitch") or S&P Global Ratings ("S&P")) or, if unrated, securities determined by the Subadviser to be of comparable quality. The Fund may also invest up to 15% of its assets, at the time of purchase, in bonds rated below investment grade (i.e., none of the three major ratings agencies have rated the securities in one of their top four ratings categories) (commonly known as "junk bonds"), or, if unrated, securities determined by the Subadviser to be of comparable quality. The Fund may invest in U.S. dollar-denominated foreign securities, including emerging market securities. For the purposes of determining whether a particular country is considered a developed or emerging market, the Fund will use a country's sovereign quality rating. An emerging market country is defined as a country which carries a sovereign quality rating below investment grade by either S&P or Moody's, or is unrated by both S&P and Moody's.
In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, including for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations and Loomis Sayles' expectations regarding general trends in interest rates. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to interest rate risk and sector-specific risk) and potential return (income and capital gains).
The fixed-income securities in which the Fund may invest include, among other things, corporate bond and other debt securities (including junior and senior bonds), variable and floating rate securities, U.S. government securities, collateralized loan obligations, mortgage-backed securities and other asset-backed securities and securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"). The Fund may also invest in mortgage-related securities (including mortgage dollar rolls and collateralized mortgage obligations ("CMOs")). The Fund may also engage in futures transactions for hedging and investment purposes.
The Fund may also engage in active and frequent trading of securities. Frequent trading may produce a high level of taxable gains, including short-term capital gains taxable as ordinary income, as well as increased trading costs, which may lower the Fund's return.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
Authorized Participant Concentration Risk: Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value ("NAV") and possibly face trading halts and/or delisting.
Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivatives transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivatives transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivatives transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.
Cybersecurity Risk: Failures or breaches of the electronic systems of the Fund, the Adviser and Subadviser, and the Fund's other service providers, market makers, listing exchange, Authorized Participants or the issuers of securities in which the Fund invests or with which they do business have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders.
Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including treasury futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. Losses resulting from the use of derivatives will reduce the Fund's NAV, and possibly income. The Fund's use of derivatives, such as treasury futures involves other risks, such as the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Foreign securities held by the Fund may trade on foreign exchanges that are closed when the securities exchange on which the Fund shares trade is open, which may result in deviations between the current price of a foreign security and the last quoted price for that security (i.e., the Fund's quote from the closed foreign market). This could result in premiums or discounts to NAV that may be greater than those experienced by other ETFs.
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates, and the current historically low interest rate environment, combined with the Federal Reserve Board's conclusion of its quantitative easing program and recent increases in interest rates, increases the likelihood of interest rates rising in the future.
Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the fund's returns, and may lead to significant losses if investments are not successful.
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund's investments.
Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.
Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.
Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
New and Smaller Sized Fund Risk: The Fund is relatively new and has a limited operating history for investors to evaluate and may not be successful in implementing its investment strategies. The Fund may fail to attract sufficient assets to achieve or maintain economies of scale, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, market makers, listing exchange, Authorized Participants or the issuers of securities in which the Fund invests or with which they do business, failed or inadequate processes and technology or systems failures.
Premium/Discount Risk: Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the "NYSE Arca") and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Fund's shares will fluctuate, in some cases materially, in response to changes in the Fund's NAV, the intraday value of the Fund's holdings, and the relative supply and demand for the Fund's shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Secondary Market Trading Risk: Investors buying or selling shares of the Fund in the secondary market will pay brokerage commissions or other charges imposed by broker-dealers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.
Trading Issues Risk: Trading in shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met.
Valuation Risk: Valuation risk is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund's one-year and life-of-fund performance with a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-458-7452.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Bar Chart [Heading]	rr_BarChartHeading	 Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Third Quarter 2018, 0.78% Lowest Quarterly Return: First Quarter 2018, -0.46%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund's one-year and life-of-fund performance with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-458-7452
(Natixis Loomis Sayles Short Duration Income ETF) | Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	1.60%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2017
(Natixis Loomis Sayles Short Duration Income ETF) | Natixis Loomis Sayles Short Duration Income ETF
Prospectus:	rr_ProspectusTable
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.79%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.71%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	532
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,265
Annual Return 2018	rr_AnnualReturn2018	0.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: Third Quarter 2018, 0.78%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: First Quarter 2018, -0.46%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.46%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2018
Past 1 Year	rr_AverageAnnualReturnYear01	0.97%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2017
(Natixis Loomis Sayles Short Duration Income ETF) | Natixis Loomis Sayles Short Duration Income ETF | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(0.09%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2017
(Natixis Loomis Sayles Short Duration Income ETF) | Natixis Loomis Sayles Short Duration Income ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	0.57%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2017

[1]	Other expenses have been restated to reflect current custodian fees for the Fund effective October 1, 2018.
[2]	Natixis Advisors, L.P. ("Natixis Advisors" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.55% of the Fund's average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[3]	Natixis Advisors, L.P. ("Natixis Advisors" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.38% of the Fund's average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.